Disclosures on reserves in Equity (Details 5) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Disclosures on equity [Line Items]
Non-controlling interests		$ 10,118	$ 6,817	$ 9,733
Interim Dividend		44,986	211,224	331,199
Potential Dividend		100,000	0	100,000
Dividends payable		4,369	66,891	108,631
Owners of the Parent		149,355	278,115	539,830
Dividends discounted from equity for the period	[1]	159,473	284,932	549,563
Ajay SQM Chile S.A. Dividends [member]
Disclosure of Disclosures on equity [Line Items]
Non-controlling interests		556	882	823
Ajay SQM Chile S.A Payable Dividend [member]
Disclosure of Disclosures on equity [Line Items]
Non-controlling interests		682	0	0
Soquimich Comercial S.A. Interim Dividend [member]
Disclosure of Disclosures on equity [Line Items]
Non-controlling interests		5,904	3,936	7,872
Soquimich Comercial S.A. Payable Dividend [member]
Disclosure of Disclosures on equity [Line Items]
Non-controlling interests		$ 2,976	$ 1,999	$ 1,038

[1]	See Note 20.6